Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
23. Parent company only condensed financial information
The condensed financial information of the Company has been prepared in accordance with SEC Regulation
S-X
Rule
5-04
and Rule
12-04,
using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIE.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general- purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments or guarantees as of December 31, 2019. The subsidiaries did not pay any dividend to the Company for the years presented.

Balance sheet

	As of December 31,
	2018	2019
	RMB	RMB	USD$ Note 2(f)
Assets
Cash and cash equivalent	—	62	9
Prepaid expense and other receivables	8,480	8,480	1,218
Long-term investments	42,345	152,845	21,955
Other assets	—	763	110
Total assets	50,825	162,150	23,292
Liabilities and Shareholders’ Deficit
Other payables and accrued expenses	14,832	16,176	2,324
Total liabilities	14,832	16,176	2,324
Mezzanine equity
Series A redeemable preferred shares (US$0.00001 par value per share; 204,022,000 shares and 204,022,000 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	78,390	84,072	12,076
Series B redeemable preferred shares (US$0.00001 par value per share; 185,512,580 shares and 185,512,580 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	241,918	261,272	37,529
Series B+ redeemable preferred shares (US$ 0.00001 par value per share; 43,937,180 shares and 43,937,180 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	75,606	81,654	11,729
Series B++ redeemable preferred shares (US$0.00001 par value per share ; 16,574,460 shares and 16,574,460 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	25,859	27,629	3,969
Total mezzanine equity	421,773	454,627	65,303
Shareholders’ deficit
Common shares (US$0.00001 par value; 445,272,000 shares and 483,310,373 shares issued and outstanding as of December 31, 2018 and 2019)	31	33	5
Additional paid-in capital	2,778	64,882	9,320
Accumulated other comprehensive income	295	414	59
Accumulated deficit	(388,884)	(373,982)	(53,719)
Total shareholders’ deficit	(385,780)	(308,653)	(44,335)
Total liabilities and shareholders’ deficit	50,825	162,150	23,292

Statement of Comprehensive (Loss)/Income

	Year Ended December 31,
	2018	2019
	RMB	RMB	USD$ Note 2(f)
General and administrative expenses	(50)	(521)	(75)
Operating loss	(50)	(521)	(75)

Other expense
Interest expense	(26,249)	—	—
Unrealized exchange loss	(325)	(97)	(14)

Loss before income tax, and share of loss of subsidiaries and VIEs	(26,624)	(618)	(89)

Share of (loss)/earnings of subsidiaries and VIEs	29,776	15,520	2,229

Net (loss)/profit	3,152	14,902	2,140

Redeemable preferred shares redemption value accretion	(29,118)	(32,854)	(4,719)
Allocation to redeemable preferred shares	(1,558)	(7,431)	(1,067)

Net loss attributable to common shareholders	(27,524)	(25,383)	(3,646)

Net (loss)/profit	3,152	14,902	2,140
Foreign currency translation adjustment, net of tax	295	119	17

Total comprehensive (loss)/income	3,447	15,021	2,157

Statement of cash flows

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	USD$
Cash flows from operating activities:
Net (loss)/profit	(97,173)	3,152	14,902	2,140
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unrealized exchange loss	—	325	97	14
Share of loss/(earnings) of subsidiaries and VIEs	97,173	(29,776)	(15,520)	(2,229)
Interest on convertible bond	—	26,249	—	—
	—	(50)	(521)	(75)
Changes in operating assets and liabilities:
Increase in other payables and accrued expenses	—	8,793	1,343	193
Increase in prepaid expense and other receivables		(8,743)	(59)	(8)
Increase in other assets			(763)	(110)
Net cash (used in)/provided by operating activities	—	—	—	—
Cash flows from financing activities:
Proceeds from issuance of common shares and redeemable preferred shares	—	—	62	9
Net cash provided by financing activities	—	—	62	9
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—
Net increase in cash and cash equivalents and restricted cash	—	—	62	9
Total cash and cash equivalents and restricted cash at beginning of year	—	—	—	—
Total cash and cash equivalents and restricted cash at end of year	—	—	62	9